Supplement dated December 18, 2015

to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2015, each as supplemented, for the following Fund:

COLUMBIA ACORN TRUST Columbia Acorn Emerging Markets FundSM

COLUMBIA ACORN EMERGING MARKETS FUND OPENED

TO NEW INVESTORS AND NEW ACCOUNTS

Effective as of February 1, 2016, the Fund will be opened to new investors and new accounts. Accordingly, effective as of February 1, 2016, the Fund’s Prospectus, Summary Prospectus and SAI and are hereby supplemented as follows:

(1)	The footnote regarding the July 11, 2014 close of the Fund to most new investors and new accounts that appears in the Prospectus immediately beneath the table that appears under the heading Summary of the Fund – Purchase and Sale of Fund Shares – Minimum Initial Investment, and that appears in the Summary Prospectus immediately beneath the table that appears under the heading Purchase and Sale of Fund Shares – Minimum Initial Investment, is deleted in its entirety.

(2)	The paragraph regarding the July 11, 2014 close of the Fund to most new investors and new accounts that appears in the Prospectus immediately above the table that appears under the heading Choosing a Share Class – Summary of Share Class Features – Share Class Features is deleted in its entirety.

(3)	The sub-section entitled Fund Closed to Most New Investors and New Accounts that appears in the Prospectus under the heading Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors is deleted in its entirety.

(4)	The footnote regarding the July 11, 2014 close of the Fund to most new investors and new accounts that appears on the front cover of the SAI is deleted in its entirety.

(5)	The footnotes regarding the July 11, 2014 close of the Fund to most new investors and new accounts that appear in the SAI beneath the tables that appear under the headings About the Trust and Capital Stock and Other Securities – Share Classes Offered by the Funds are deleted in their entirety.

(6)	The section entitled Columbia Acorn Emerging Markets Fund Closed to Most New Investors and New Accounts that appears within Appendix S to the SAI is deleted in its entirety.

Shareholders should retain this Supplement for future reference.

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